PREMISES AND EQUIPMENT (Detail Textuals) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 341,000	$ 334,000